ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS
MARCH 31, 2022
	Principal/
	Shares/	Fair
	Contracts	Value
INVESTMENTS - 95%
Convertible Preferred Stock - 5%
Switzerland - 1%
Garrett Motion 11.000%	59,196	$486,591

United States - 4%
Affiliated Managers Group, Inc. 5.150% Due 10-15-37	8,469	452,837
Blueknight Energy Partners 11.000%	80,000	674,400
Cowen, Inc. 5.625%	820	1,005,525

Total United States		2,132,762

Total Convertible Preferred Stock (cost $2,393,730)		2,619,353

Convertible Bonds - 71%
Canada - 1%
SSR Mining 2.500% Due 04-01-39	180,000	252,342

Total Canada		252,342

Germany - 8%
Brenntag AG (Reg S) 1.875% Due 12-02-22 (c)	1,750,000	1,889,562
Deutsche Bank AG London (JPM) 1.000% Due 05-01-23	1,650,000	2,036,760

Total Germany		3,926,322

India - 1%
Bharti Airtel Limited 1.500% Due 02-17-25	400,000	556,000

Netherlands - 4%
Qiagen N.V. (Reg S) 1.000% Due 11-13-24 (c)	1,800,000	2,119,500

See notes to financial statements.		(continued)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS
MARCH 31, 2022

	Principal/
	Shares/	Fair
	Contracts	Value
INVESTMENTS - 95%
Convertible Bonds - 71%
Switzerland - 7%
Credit Suisse AG London (Siemens) (144A) 0.125% Due 03-25-24 (a)	910,000	$1,263,899
Glencore Funding (Reg S) 0.000% Due 03-27-25 (c)	1,600,000	1,848,000
STMicroelectronics N.V. (Reg S) 0.000 % Due 08-04-25 (c)	400,000	489,500

Total Switzerland		3,601,399

United States - 50%
Air Transport Services Group 1.125% Due 10-15-24	590,000	700,625
Atlas Air Worldwide Holdings, Inc. 2.250% Due 06-01-22	238,000	272,522
BofA Finance (Charter) 0.125% Due 09-01-22	1,400,000	1,415,400
Booking Holdings 0.750% Due 05-01-25	330,000	485,562
Cheesecake Factory 0.375% Due 06-15-26	560,000	504,000
CyberArk Software 0.000% Due 11-15-24 (b)	600,000	746,640
DexCom Inc 0.250% Due 11-15-25	860,000	986,313
Guardant Health 0.000% Due 11-15-27 (b)	390,000	316,622
Helix Energy Solutions Group 6.750% Due 02-15-26	450,000	509,062
INNOVATE 7.500% Due 08-01-26	750,000	861,600
Jazz Investments I 2.000% Due 06-15-26	1,180,000	1,439,600
JPMorgan Chase Bank NA (Tencent) (Reg S) 0.000% Due 08-07-22 (b)(c)	1,900,000	1,956,050
Liberty Media (Sirius XM Basket) 1.375% Due 10-15-23	1,225,000	1,730,312
Lumentum Holdings 0.500% Due 12-15-26	970,000	1,136,694
Mesa Laboratories 1.375% Due 08-15-25	900,000	969,750
NCL Corporation 5.375% Due 08-01-25	820,000	1,190,025
NRF HoldCo 5.375% Due 06-15-33	530,000	529,258
NRG Energy 2.750% Due 06-01-48	850,000	938,188
PagerDuty 1.250% Due 07-01-25	450,000	515,835
Pebblebrook Hotel Trust 1.750% Due 12-15-26	1,110,000	1,285,491
PetIQ 4.000% Due 06-01-26	700,000	793,170
Revance Therapeutics 1.750% Due 02-15-27	800,000	751,520
Royal Caribbean Cruises 4.250% Due 06-15-23	750,000	982,500
Sixth Street Specialty Lending 4.500% Due 08-01-22	500,000	639,375
Southwest Airlines 1.250% Due 05-01-25	305,000	415,029
Splunk 0.500% Due 09-15-23	590,000	674,075
Stride 1.125% Due 09-01-27	290,000	289,130

See notes to financial statements.		(continued)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS
MARCH 31, 2022

	Principal/
	Shares/	Fair
	Contracts	Value
INVESTMENTS - 95%
Convertible Bonds - 71%
United States - 50%
Summit Hotel Properties 1.500% Due 02-15-26	760,000	$792,300
Zendesk 0.625% Due 06-15-25	320,000	405,232
Zynga 0.250% Due 06-01-24	929,000	1,134,402

Total United States		25,366,282

Total Convertible Bonds (cost $33,148,731)		35,821,845

Common Stock - 14%
China - 0%
Emerald Plantation Holdings (b)	180,362	5,411

United States - 14%
Braemar Hotels & Resorts (b)	303,028	1,872,713
Clear Channel Holdings (b)	285,000	986,100
Cumulus Media (b)	160,335	1,602,548
Emmis Communications (b)	229,600	596,960
Finance of America Companies (b)	18,250	55,480
Landsea Homes (b)	56,380	482,049
Urban One Class D (b)	297,425	1,542,149

Total United States		7,137,999

Total Common Stock (cost $5,060,115)		7,143,410

Mutual Funds - 1%
United States - 1%
Kayne Anderson MLP Investment Company	21,958	202,453

Total Mutual Funds (cost $105,600)		202,453

See notes to financial statements.		(continued)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS
MARCH 31, 2022

	Principal/
	Shares/	Fair
	Contracts	Value
INVESTMENTS - 95%
Warrants - 4%
United States - 4%
Ashland Global Holdings, Inc., $1,000 strike price, expire 3-31-29 (b)(d)	2,260	$69,659
Austerlitz Acquisition, $11.50 strike price, expire 08-31-26 (b)	127,700	72,150
Avaya Holdings $25.55 strike price, expire 12-15-22 (b)	60,496	21,174
BRC, $11.50 strike price, expire 02-09-2027 (b)	24,900	112,423
Butterfly Network $11.50 strike price, expire 02-12-26 (b)	24,250	24,371
CuriosityStream, $11.50 strike price, expire 10-14-25 (b)	4,920	2,288
Finance of America Companies, $11.50 strike price, expire 04-01-26 (b)	164,599	61,165
FREYR Battery $11.50 strike price, expire 09-01-27 (b)	20,480	86,426
Hertz Global, $13.80 strike price, expire 06-30-2051 (b)	34,870	532,291
Landsea Homes, $1.15 strike price, expire 01-07-26 (b)	618,423	142,268
Mirion Technologies, $11.50 strike price, expire 08-20-2025 (b)	26,420	46,895
Paysafe, $11.50 strike price, expire 03-30-26 (b)	87,534	45,942
US Ecology, $58.67 strike price, expire 10-17-23 (b)	32,520	143,088
Verra Mobility, $11.50 strike price, expire 10-17-23 (b)	148,504	891,024

Total United States		2,251,164

Total Warrants (cost $2,578,931)		2,251,164

Escrow - 0%
China - 0%
Sino Forest Corporation escrow (b)(d)	1,180,000	2,950

Total Escrow (cost $8,867)		2,950

TOTAL INVESTMENTS (cost $43,295,974)		$48,041,175

OTHER ASSETS LESS LIABILITIES - 5%		$2,459,004

NET ASSETS - 100%		$50,500,179

See notes to financial statements.		(continued)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS
MARCH 31, 2022

(a)	144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(b)	Non-income producing securities.
(c)	Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.
(d)	This security is characterized as a Level 3 security within the disclosure hierarchy. As of March 31, 2022, the total value of all Level 3 securities was $72,609, or 0.1% of net assets. Level 3 security values are determined using significant unobservable inputs.

See notes to financial statements.	(concluded)

FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, Fair Value Measurement ("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total

Convertible Preferred Stock	$486,591	$2,132,762	$0	$2,619,353
Convertible Bonds	0	35,821,845	0	35,821,845
Common Stock	6,541,039	602,371	0	7,143,410
Mutual Funds	202,453	0	0	202,453
Warrants	2,181,505	0	69,659	2,251,164
Escrow	0	0	2,950	2,950
Total Investments	$9,411,588	$38,556,978	$72,609	$48,041,175

The following table summarizes the Fund's common stock industry concentrations as of March 31, 2022:

	Level 1	Level 2	Level 3	Total

Advertising	$986,100	$0	$0	$986,100
Building & Construction	482,049	0	0	482,049
Cable & Satellite TV	1,602,548	596,960	0	2,199,508
Forestry/Paper	0	5,411	0	5,411
Investments & Misc Financial Services	55,480	0	0	55,480
Media Content	1,542,149	0	0	1,542,149
REITs	1,872,713	0	0	1,872,713
Total Common Stock	$6,541,039	$602,371	$0	$7,143,410

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Warrants	Escrow
Balance as of	$92,403	$2,950
December 31, 2021
Realized gain (loss)	0	0
Net change in appreciation
(depreciation)	(22,744)	0
Purchases	0	0
Sales/return of capital	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0

Balance as of
March 31, 2022	$69,659	$2,950

For the three months ended March 31, 2022, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Warrants	Escrow

$(22,744)	$0

Topic 820 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of March 31, 2022. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

Description	Fair Value as of	Valuation	Unobservable	Amount/
Assets:	March 31, 2022	Technique	Inputs	Range
Warrants	$69,659	Discount to Black-Scholes pricing model	Liquidity discount	50%
Escrow	$2,950	Broker quote

The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock and warrants is a liquidity discount. A significant and reasonable increase or decrease in the unobservable inputs for any of these Level 3 investments would result in a significant decrease or increase in the fair value measurement.

DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the three months ended March 31, 2022, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of March 31, 2022 was $2,251,164 and is included in investments on the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations. The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the three months ended March 31, 2022:

		Change in
	Net Realized	Unrealized Appreciation
Derivative	Gain (Loss)	(Depreciation)
Warrants	$(38,141)	$97,632

	$(38,141)	$97,632

The following table summarizes derivative transactions for the three months ended March 31, 2022:

Warrants
Held as of December 31, 2021	1,306,206
Purchased	86,190
Sold/excercised	(14,520)

Held as of March 31, 2022	1,377,876

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the three months ended March 31, 2022, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.

INCOME TAXES

At March 31, 2022, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on Schedule of Investments	$43,295,974
Amortization and accretion cost adjustments not included in tax cost basis	(41,230)

Cost of investments for tax purposes	$43,254,744

Gross tax unrealized appreciation	$6,934,576
Gross tax unrealized depreciation	(2,148,145)

Net tax unrealized appreciation on investments	$4,786,431